Geographic areas	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Geographic areas
13.	Geographic areas
The following table presents a summary of revenue by geography for the three and nine month periods ended September 30, 2022 and 2021:

	Three months ended September 30,
	2022	2021
United States	$951	$784
Japan	293	304
Germany	237	70
Other	214	149

Total revenue	$1,695	$1,307

	Nine months ended September 30,
	2022	2021
United States	$2,461	$2,100
Japan	1,008	1,197
Germany	757	197
Other	552	359

Total revenue	$4,778	$3,853

Other includes Europe, the Middle East, Africa (EMEA) and Asia, Canada and Australia. The Company has not had any sales in China, Russia or Ukraine.
The following table sets forth the long-lived assets, consisting of property and plant, net, and operating lease right-of-use
assets, by geographic area as of September 30, 2022 and December 31, 2021 as follows (in thousands):

	September 30,	December 31,
	2022	2021
Canada	$10,106	$11,251
United States	497	576

Total long-lived assets	$10,603	$11,827

As of September 30, 2022 and December 31, 2021, substantially all of the Company’s long-lived assets are located in Canada and in the United States.
Significant customers
The Company had significant customers during the three and nine month periods ended September 30, 2022 and 2021. A significant customer is defined as one that comprises up to ten percent or more of total revenues in a particular year or ten percent of outstanding accounts receivable balance as of the year end.
The tables below present the significant customers on a percentage of total revenue basis for the three and nine month periods ended September 30, 2022 and 2021.

	Three months ended September 30,
	2022	2021
Customer A	15%	15%
Customer B	11%	11%
Customer C	10%	—%

	Nine months ended September 30,
	2022	2021
Customer A	13%	13%
Customer B	13%	12%
As of September 30, 2022 and 2021, there were no significant customers that comprised ten percent or more of outstanding accounts receivable balances.
All revenues derived from major customers above are included in the United States and Germany during the three and nine month periods ended September 30, 2022 and the United States and Japan during the three and nine month periods ended September 30, 2021.

D-Wave Systems Inc. [Member]
Geographic areas
16.	Geographic areas
The following table presents a summary of revenue by geography for the years ended December 31, 2021 and 2020:

	For the years ended December 31,
	2021	2020
United States	$3,425	$3,119
Japan	1,614	1,630
Germany	741	155
Other	499	256

Total revenue	$6,279	$5,160

Other includes EMEA, Canada and Australia.
The following table sets forth the long-lived assets, consisting of property and plant, net, and operating lease right-of-use
assets, by geographic area as of December 31, 2021 and 2020 were as follows (in thousands):

	December 31,
	2021	2020
Canada	$11,251	$4,984
United States	576	858

Total long-lived assets	$11,827	$5,842

As of December 31, 2021 and 2020, substantially all of the Company’s long-lived assets are located in Canada and in the United States.
Significant customers
The Company had significant customers during the year ended December 31, 2021 and 2020. A significant customer is defined as one that makes up ten percent or more of total revenues in a particular year or ten percent of outstanding accounts receivable balance as of the year end.

	December 31,
	2021	2020
Customer A	15%	22%
Customer B	13%	17%
Customer C	12%	10%
As of December 31, 2021 and 2020 there were no significant customers with ten percent or more of outstanding accounts receivable balances.
All
 revenues derived from major customers above are included in the United States and Germany during the year ended December 31, 2021 and the United States and Japan during the year ended December 31,
2020
.